245 Summer Street	Fidelity® Investments
Boston, MA 02210

August 18, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Covington Trust (the trust):

            Fidelity® Enhanced International ETF

            Fidelity® Enhanced Large Cap Core ETF

            Fidelity® Enhanced Large Cap Growth ETF

            Fidelity® Enhanced Large Cap Value ETF

            Fidelity® Enhanced Mid Cap ETF

            Fidelity® Enhanced Small Cap ETF

            File No. 002-_________

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of each of Fidelity® Enhanced International ETF, Fidelity® Enhanced Large Cap Core ETF, Fidelity® Enhanced Large Cap Growth ETF, Fidelity® Enhanced Large Cap Value ETF, Fidelity® Enhanced Mid Cap ETF, and Fidelity® Enhanced Small Cap ETF, series of Fidelity Covington Trust (each, Acquiring Fund), in connection with its acquisition of assets and assumption liabilities of a corresponding Fidelity mutual fund, each a series of Fidelity Commonwealth Trust II (File Nos. 333-139428 and 811-21990), in exchange for shares of the Acquiring Fund (each “Reorganization”). Each Reorganization is in connection with an Agreement and Plan of Reorganization and Liquidation (the “Agreement”).

In connection with each Reorganization, filed herewith are the Information Statement and Prospectus (the “Information Statement”), and Agreement to be sent to shareholders of Acquired Funds. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

It is expected that the Information Statement will be mailed to shareholders on or about October 4, 2023, more than 20 days before the closing of each Reorganization. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Information Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Information Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than September 7, 2023. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group